Fair Value Measurements - Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	$ 293,900	$ 66,128	$ 66,128	$ 377,857
Change in fair value of warrant liabilities	146,950	213,077	227,772	(311,729)
Fair value, ending balance	440,850	279,205	293,900	66,128
Representative’s Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	22,770	5,123	5,123	29,274
Change in fair value of warrant liabilities	11,385	16,509	17,647	(24,151)
Fair value, ending balance	34,155	21,632	22,770	5,123
Warrant Liability [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	316,670	71,251	71,251
Change in fair value of warrant liabilities	158,335	229,586
Fair value, ending balance	$ 475,005	$ 300,837	$ 316,670	$ 71,251